Filed pursuant to Rule 497(e)

Registration No. 033-48907

BMO FUNDS, INC.

BMO Dividend Income Fund

BMO Small-Cap Value Fund

BMO Small-Cap Core Fund

BMO Global Low Volatility Equity Fund

BMO Pyrford Global Equity Fund

BMO LGM Emerging Markets Equity Fund

BMO TCH Emerging Markets Bond Fund

BMO Monegy High Yield Bond Fund

BMO Multi-Asset Income Fund

(each, a “Fund”)

Supplement dated April 21, 2015 to the Prospectus dated December 29, 2014, as supplemented

February 6, 2015, February 9, 2015, and April 7, 2015 and the Statement of Additional

Information dated December 29, 2014, as supplemented February 9, 2015 and April 7, 2015

At a Special Meeting of Shareholders (the “Meeting”) held on April 20, 2015, Class Y shareholders of each Fund approved an amendment to the Articles of Incorporation, as amended, of BMO Funds, Inc. to redesignate and convert the Class Y shares into Class A shares and to terminate the Class Y shares of each Fund, pursuant to a plan of redesignation and conversion (the “Conversion”). Upon the Conversion, each Class Y shareholder received Class A shares of the Fund having an aggregate net asset value equal to the aggregate net asset value of Class Y shares of the Fund held by that Class Y shareholder.

Accordingly, all references to Class Y shares of each Fund are hereby deleted from the Prospectus and Statement of Additional Information.

BMO Dividend Income Fund

The information in the Prospectus under “Fund Summary – BMO Dividend Income Fund – Fund Performance” is replaced with the following:

Fund Performance

The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of a broad measure of market performance and an index of funds with similar investment objectives. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. Investors may obtain updated performance information for the Fund at www.bmofunds.com.

Class I—Annual Total Returns (calendar years 2012-2013)(1)

*	The bar chart does not reflect the payment of any sales charges. If these charges had been reflected, the returns shown would have been lower.

(1)

The bar chart previously reflected the performance of the Class Y shares. On April 21, 2015, the Fund’s Class Y shares were converted to Class A shares. As a result of the conversion, performance set forth in the bar chart reflects the performance of the Class I shares rather than the Class Y shares. The Fund no longer offers Class Y shares.

The return for the Class I shares of the Fund from January 1, 2014 through September 30, 2014 was 9.03%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	3/31/2013	11.52%
Worst quarter	6/30/2012	(0.51)%

Average Annual Total Returns through 12/31/13(1)

	1 Year	Since Inception
Class I (Inception 12/29/11)(2)
Return Before Taxes	28.76%	19.73%
Return After Taxes on Distributions	26.89%	18.61%
Return After Taxes on Distributions and Sale of Fund Shares	17.61%	15.33%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	32.53%	24.36%
LEIFI (reflects deduction of fees and no deduction for sales charges or taxes)	28.70%	20.69%

(1)	Because Class A shares have not been offered for a full calendar year, the information provided represents returns of Class I shares. Class A shares (without the reflection of the payment of sales charges) would have substantially similar annual returns because the shares are invested in the same portfolio of securities. However, the performance of Class A shares will be lower than the performance of the Class I shares because the Class A shares have higher Total Annual Fund Operating Expenses. In addition, Class A shares charge a front-end sales charge, which also will lower the performance of Class A shares.

(2)	The table previously reflected the performance of the Class Y shares. On April 21, 2015, the Fund’s Class Y shares were converted to Class A shares. As a result of the conversion, performance set forth in the table reflects the performance of the Class I shares rather than the Class Y shares. The Fund no longer offers Class Y shares.

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. After-tax returns are shown only for Class I, and after-tax returns for Class A will vary.

The Russell 1000® Value Index (Russell 1000® Value) measures the performance of those companies included in the Russell 1000® Index with lower price-to-book ratios and lower forecasted growth values.

The Lipper Equity Income Funds Index (LEIFI) tracks the total return performance of the 30 largest mutual funds included in this Lipper category.

BMO Small-Cap Value Fund

The information in the Prospectus under “Fund Summary – BMO Small-Cap Value Fund – Fund Performance” is replaced with the following:

Fund Performance

The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of a broad measure of market performance and an index of funds with similar investment objectives. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. Investors may obtain updated performance information for the Fund at www.bmofunds.com.

Class I—Annual Total Returns (calendar years 2012-2013)(1)

*	The bar chart does not reflect the payment of any sales charges. If these charges had been reflected, the returns shown would have been lower.

(1)

The bar chart previously reflected the performance of the Class Y shares. On April 21, 2015, the Fund’s Class Y shares were converted to Class A shares. As a result of the conversion, performance set forth in the bar chart reflects the performance of the Class I shares rather than the Class Y shares. The Fund no longer offers Class Y shares.

The return for the Class I shares of the Fund from January 1, 2014 through September 30, 2014 was (0.95)%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	3/31/2013	13.97%
Worst quarter	6/30/2012	(4.95)%

Average Annual Total Returns through 12/31/13(1)

	1 Year	Since Inception
Class I (Inception 2/28/11)(2)
Return Before Taxes	34.41%	16.90%
Return After Taxes on Distributions	30.13%	15.39%
Return After Taxes on Distributions and Sale of Fund Shares	20.61%	12.88%
Russell 2000® Value Index (reflects no deduction of fees, expenses or taxes)	34.52%	13.38%
LSCCFI (reflects deduction of fees and no deduction for sales charges or taxes)	36.13%	13.88%

(1)	Because Class A, Class R3, and Class R6 shares have not been offered for a full calendar year, the information provided represents returns of Class I shares. Class A (without the reflection of the payment of sales charges), Class R3, and Class R6 shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. However, the performance of Class A, Class R3, and Class R6 shares will be different from the Class I shares (Class A and Class R3 shares’ performance will be lower and Class R6 shares’ performance will be higher) because they have different Total Annual Fund Operating Expenses. In addition, Class A shares charge a front-end sales charge, which also will lower the performance of Class A shares.

(2)	The table previously reflected the performance of the Class Y shares. On April 21, 2015, the Fund’s Class Y shares were converted to Class A shares. As a result of the conversion, performance set forth in the table reflects the performance of the Class I shares rather than the Class Y shares. The Fund no longer offers Class Y shares.

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. After-tax returns are shown only for Class I, and after-tax returns for Class A, Class R3, and Class R6 will vary.

The Russell 2000® Value Index is a market- weighted, value-oriented index of those small companies included in the Russell 2000® Index with lower price-to-book ratios and lower forecasted growth values.

The Lipper Small-Cap Core Funds Index (LSCCFI) tracks the total return performance of the 30 largest funds included in this category.

BMO LGM Emerging Markets Equity Fund

The information in the Prospectus under “Fund Summary – BMO LGM Emerging Markets Equity Fund – Fund Performance” is replaced with the following:

Fund Performance

The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of a broad measure of market performance and an index of funds with similar investment objectives. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. Investors may obtain updated performance information for the Fund at www.bmofunds.com. LGM Investments assumed its role as sub-adviser of the Fund effective December 28, 2012. From December 29, 2011 to December 28, 2012, Lloyd George Management (Hong Kong) Limited (“LGM(HK)”), another affiliate of the Adviser, served as the Fund’s sub-adviser. Prior to December 29, 2011, the Fund was known as the Marshall Emerging Markets Equity Fund and was managed by another sub-adviser. The performance results shown in the bar chart and table are from periods during which the Fund was managed by LGM Investments, LGM(HK), or another sub-adviser.

Class I—Annual Total Returns (calendar years 2009-2013)(1)

*	The bar chart does not reflect the payment of any sales charges. If these charges had been reflected, the returns shown would have been lower.

(1)

The bar chart previously reflected the performance of the Class Y shares. On April 21, 2015, the Fund’s Class Y shares were converted to Class A shares. As a result of the conversion, performance set forth in the bar chart reflects the performance of the Class I shares rather than the Class Y shares. The Fund no longer offers Class Y shares.

The return for the Class I shares of the Fund from January 1, 2014 through September 30, 2014 was 7.96%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	6/30/2009	32.63%
Worst quarter	9/30/2011	(23.74)%

Average Annual Total Returns through 12/31/13(1)

	1 Year	5 Year	Since Inception
Class I (Inception 12/22/08)(2)
Return Before Taxes	(6.35)%	11.36%	11.60%
Return After Taxes on Distributions	(5.99)%	10.41%	10.66%
Return After Taxes on Distributions and Sale of Fund Shares	(2.56)%	9.71%	9.91%
EMI (reflects no deduction for fees, expenses or taxes)	2.60%	14.79%	15.19%
LEMFI (reflects deduction of fees and no deduction for sales charges or taxes)	(1.29)%	15.17%	15.46%

(1)	Because Class A shares have not been offered for a full calendar year, the information provided represents returns of Class I shares. Class A shares (without the reflection of the payment of sales charges) would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Class A shares will be lower than the performance of the Class I shares because the Class A shares have higher Total Annual Fund Operating Expenses. In addition, Class A shares charge a front-end sales charge, which also will lower the performance of Class A shares.

(2)	The table previously reflected the performance of the Class Y shares. On April 21, 2015, the Fund’s Class Y shares were converted to Class A shares. As a result of the conversion, performance set forth in the table reflects the performance of the Class I shares rather than the Class Y shares. The Fund no longer offers Class Y shares.

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. After-tax returns are shown only for Class I, and after-tax returns for Class A will vary.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss is realized on the sale of Fund shares which provides an assumed tax benefit to the shareholder that increases the after tax return.

The Morgan Stanley Capital International Emerging Markets Index (EMI) is a market capitalization-weighted equity index of companies representative of the market structure of emerging countries in Europe, Latin America, Africa, the Middle East, and Asia.

The Lipper Emerging Markets Funds Index (LEMFI) tracks the total return performance of the 30 largest mutual funds included in this Lipper category.

BMO Monegy High Yield Bond Fund

The information in the Prospectus under “Fund Summary – BMO Monegy High Yield Bond Fund – Fund Performance” is replaced with the following:

Fund Performance

The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of a broad measure of market performance and an index of funds with similar investment objectives. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. Investors may obtain updated performance information for the Fund at www.bmofunds.com.

Class I—Annual Total Returns (calendar years 2012-2013)(1)

*	The bar chart does not reflect the payment of any sales charges. If these charges had been reflected, the returns shown would have been lower.

(1)

The bar chart previously reflected the performance of the Class Y shares. On April 21, 2015, the Fund’s Class Y shares were converted to Class A shares. As a result of the conversion, performance set forth in the bar chart reflects the performance of the Class I shares rather than the Class Y shares. The Fund no longer offers Class Y shares.

The return for the Class I shares of the Fund from January 1, 2014 through September 30, 2014 was 2.08%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	9/30/2012	4.03%
Worst quarter	6/30/2013	(1.26)%

Average Annual Total Returns through 12/31/13(1)

	1 Year	Since Inception
Class I (Inception 12/29/11)(2)
Return Before Taxes	6.18%	8.46%
Return After Taxes on Distributions	3.20%	5.91%
Return After Taxes on Distributions and Sale of Fund Shares	3.63%	5.47%
MLHYI (reflects no deduction for fees, expenses or taxes)	6.31%	10.36%
LHYFI (reflects deduction of fees and no deduction for sales charges or taxes)	7.63%	11.49%

(1)	Because Class A shares have not been offered for a full calendar year, the information provided represents returns of Class I shares. Class A shares (without the reflection of the payment of sales charges) would have substantially similar annual returns because the shares are invested in the same portfolio of securities. However, the performance of Class A shares will be lower than the performance of the Class I shares because the Class A shares have higher Total Annual Fund Operating Expenses. In addition, Class A shares charge a front-end sales charge, which also will lower the performance of Class A shares.

(2)	The table previously reflected the performance of the Class Y shares. On April 21, 2015, the Fund’s Class Y shares were converted to Class A shares. As a result of the conversion, performance set forth in the table reflects the performance of the Class I shares rather than the Class Y shares. The Fund no longer offers Class Y shares.

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. After-tax returns are shown only for Class I, and after-tax returns for Class A will vary.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss is realized on the sale of Fund shares which provides an assumed tax benefit to the shareholder that increases the after tax return.

The Bank of America Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index (MLHYI) tracks the performance of BB-B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market and is restricted to a maximum of 2% per issuer.

The Lipper High Current Yield Funds Index (LHYFI) tracks the total return performance of the 30 largest funds included in this Lipper category.

Thank you for your investment in the BMO Funds. Please contact BMO Funds U.S. Services at 1-800-236-FUND for additional information.

Please retain this supplement with your Prospectus and Statement of Additional Information for future reference.